Securitisations	12 Months Ended
Dec. 31, 2024
Disclosure of transferred financial assets that are not derecognised in their entirety [abstract]
Securitisations	Securitisations
Accounting for securitisations
The Barclays Bank Group uses securitisations as a source of finance and a means of risk transfer. Such transactions generally result in the transfer of contractual cash flows from portfolios of financial assets to holders of issued debt securities.
Securitisations may, depending on the individual arrangement, result in continued recognition of the securitised assets and the recognition of the debt securities issued in the transaction; lead to partial continued recognition of the assets to the extent of the Barclays Bank Group’s continuing involvement in those assets or lead to derecognition of the assets and the separate recognition, as assets or liabilities, of any rights and obligations created or retained in the transfer. Full derecognition only occurs when the Barclays Bank Group transfers both its contractual right to receive cash flows from the financial assets, or retains the contractual rights to receive the cash flows, but assumes a contractual obligation to pay the cash flows to another party without material delay or reinvestment, and also transfers substantially all the risks and rewards of ownership, including credit risk, prepayment risk and interest rate risk.
In the course of its normal banking activities, the Barclays Bank Group makes transfers of financial assets, either where legal rights to the cash flows from the asset are passed to the counterparty or beneficially, where the Barclays Bank Group retains the rights to the cash flows but assumes a responsibility to transfer them to the counterparty. Depending on the nature of the transaction, this may result in derecognition of the assets in their entirety, partial derecognition or no derecognition of the assets subject to the transfer.
A summary of the main transactions, and the assets and liabilities and the financial risks arising from these transactions, is set out below:
Transfers of financial assets that do not result in derecognition
Securitisations
The Barclays Bank Group is party to securitisation transactions involving its credit card balances, personal and mortgage loans.
In these transactions, the assets, interests in the assets, or beneficial interests in the cash flows arising from the assets, are transferred to a special purpose entity, which then issues interest bearing debt securities to third party investors.
Securitisations may, depending on the individual arrangement, result in continued recognition of the securitised assets and the recognition of the debt securities issued in the transaction. Partial continued recognition of the assets to the extent of the Barclays Bank Group’s continuing involvement in those assets can also occur or derecognition of the assets and the separate recognition, as assets or liabilities, of any rights and obligations created or retained in the transfer.
The following table shows the carrying amount of securitised assets that have not resulted in full derecognition, together with the associated liabilities, for each category of asset on the balance sheet:

	2024				2023
	Assets		Liabilities		Assets		Liabilities
	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
	£m	£m	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Loans and advances at amortised cost
Credit cards, unsecured loans and other retail lending	6,575	7,158	(1,575)	(1,579)	6,317	6,863	(2,336)	(2,303)
Financial assets at FVTPL
Mortgage Loans	576	576	—	—	452	452	—	—
Assets included in disposal groups classified as held for sale
Personal Loans	846	826	—	—	—	—	—	—
Total	7,997	8,560	(1,575)	(1,579)	6,769	7,315	(2,336)	(2,303)
Balances included within loans and advances at amortised cost represent securitisations where substantially all the risks and rewards of the assets have been retained by Barclays Bank Group and balances included within Financial assets at FVTPL and Assets included in disposal groups classified as held for sale represent securitisations where the risks and rewards are neither substantially transferred nor retained.
The relationship between the transferred assets and the associated liabilities is that holders of notes may only look to cash flows from the securitised assets for payments of principal and interest due to them under the terms of their notes, although the contractual terms of their notes may be different to the maturity and interest of the transferred assets.
If the Barclays Bank Group transfers a financial asset but does not transfer or retain substantially all the risk and rewards of the asset and retains control over it, the transferred assets are recognised to the extent of Barclays Bank Group's continuing involvement. Total Financial assets of £11,951m (2023: £3,353m) were originally transferred in this manner and the carrying value of the assets representing continued
involvement is included in the table above.
For transfers of assets in relation to repurchase agreements, see Note 35.
Continuing involvement in financial assets that have been derecognised
In some cases, the Barclays Bank Group may have transferred a financial asset in its entirety but may have continuing involvement in it. This arises in asset securitisations where loans and asset backed securities were derecognised as a result of the Barclays Bank Group’s involvement with asset backed securities, residential mortgage backed securities and commercial mortgage backed securities. Continuing involvement largely arises from providing financing into these structures in the form of retained notes, which do not bear first losses.
The table below shows the potential financial implications of such continuing involvement:

	Continuing involvement[1]			Gain from continuing involvement
	Carrying amount	Fair value	Maximum exposure to loss[2]	For the year ended	Cumulative to 31 December
Type of transfer	£m	£m	£m	£m	£m
2024
Asset backed securities	53	53	130	1	1
Residential mortgage backed securities	3,439	3,437	3,439	155	231
Commercial mortgage backed securities	377	334	377	3	21
Total	3,869	3,824	3,946	159	253

2023
Asset backed securities	2	2	2	—	3
Residential mortgage backed securities	1,158	1,156	1,158	57	75
Commercial mortgage backed securities	392	341	392	3	19
Total	1,552	1,499	1,552	60	97
Notes
1  Assets which represent the Barclays Bank Group’s continuing involvement in derecognised assets are recorded in Loans and advances at amortised cost and
Debt securities at FVTPL.
2  Maximum exposure to loss includes notional value of undrawn loan commitment, if any.